SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of share-based compensation expenses
The share-based compensation expenses for the Company were recognized as follows:

Year Ended
December 31, 2020
Share-based compensation expenses	$1,200
Less: share-based compensation expenses capitalized in construction in progress	(409)

Share-based compensation expenses recognized in general and administrative expenses	$791